11. Other receivables (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	$ 1,042,858	$ 358,895
Unexpired
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	48,358	39,526
Past due
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	34,854	129,288
Up to 3 months
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	130,564	110,759
From 3 to 6 months
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	20,415	8,418
From 6 to 9 months
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	4,881	4,198
From 9 to 12 months
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	3,045	4,030
To be recovered in more than 12 months
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	$ 800,741	$ 62,676